UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment  [   ];  Amendment Number:
              This Amendment (check one): [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CWH Associates, Inc.
Address:    200 Park Avenue
            Suite 3900
            New York, NY 10166

Form 13F File Number 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Andrew Abrams
Title:      Chief Operating Officer
Phone:      (212) 808-2475

Signature, Place, and Date of Signing:


Andrew Abrams           New York, NY                  11/15/02
(Signature)             (City, State)                 (Date)

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total: $ 57264(Thousands)

List of Other Included Managers:          None

FORM 13F INFORMATION TABLE

                        TITLE            MKT VAL   AMT   INVEST   OTHR       VOTING AUTHORITY
ISSUER                  OF CL   CUSIP    (x$1000) (SHS)   DISCR   MGRS   (SOLE)  (SHARED)  (NONE)

Leapfrog Enterprises    COM   52186N106   2355    124588   SOLE          112650         0   11938
Anthem Inc.             COM   03674B104   2230     34314   SOLE           31250         0    3064
Apollo Grp Inc          CL A  037604105   1241     38610   SOLE           35000         0    3610
Apollo Grp Inc Unv Phx  COM   037604204   3359     77341   SOLE           70570         0    6771
Bioject Med Tech        COM   09059T206    100     50000   SOLE           50000         0       0
Career Education Corp   COM   141665109   3414     71118   SOLE           34850         0    6268
Caremark Rx Inc.        COM   141705103   5132    301895   SOLE          272817         0   29078
Corinthian Colleges Inc COM  	218868107   2513     66577   SOLE           60650         0    5927
DR Horton Inc.          COM   23331A109    585     31442   SOLE           28070         0    3372
Electronic Arts Inc.    COM   285512109   3445     52226   SOLE           47650         0    4576
Emcor Grp Inc.          COM   29084Q100   2028     40795   SOLE           36900         0    3895
Entrust Technologies    COM   293848107    377    120000   SOLE          113700         0    6300
Express Scripts Inc     COM   302182100   1849     33914   SOLE           30950         0    2964
HILB Rogal & Hamilton   COM   431294107   3092     74968   SOLE           68400         0    6568
Horizon Organic Hldg    COM   44043T103   2076    133095   SOLE          121350         0   11745
L-3 Communic Hldgs.     COM   502424104   1886     35794   SOLE           32600         0    3194
Nextel Communications   COM   65332V103   1808    239500   SOLE          223400         0   16100
Oxford Health Plans Inc COM   691471106   2307     59236   SOLE           53950         0    5286
Petco Animal Suppl Inc. COM   716016209   1834     84539   SOLE           77050         0    7489
Petsmart Inc.           COM   716768106   1075     60367   SOLE           54950         0    5417
Research In Motion LTD  COM   760975102    337     35750   SOLE           34700         0    1050
SCP Pool Corp.          COM   784028102   1044     38074   SOLE           34751         0    3323
United Natural Foods    COM   911163103   2225     96599   SOLE           85500         0   11099
Wellpoint Hlth Ntwks    COM   94973H108   2391     32614   SOLE           29700         0    2914
Whole Foods Market Inc  COM   966837106   3595     83926   SOLE           76211         0    7715
Willis Group Hldgs      COM   G96655108   3892    116223   SOLE          106050         0   10173
Winnebago Industries    COM   974637100   1074     27166   SOLE           24500         0    2666
